Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below.
Year	Summary Compensation Table Total for Peter Altabef(1) ($)	Compensation Actually Paid to Peter Altabef(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment |based on:(4)		Net Income ($ Millions)	Non-GAAP Operating Profit ($ Millions)(⁵)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	6,881,762	7,368,657	2,898,025	3,072,849	53.37	158.59	(193.2)	176
2023	6,133,408	6,129,859	2,333,051	1,774,167	47.39	140.50	(427.1)	141
2022	7,092,737	(28,601)	1,772,221	524,628	43.09	104.76	(104.9)	159
2021	8,059,535	8,248,348	2,877,154	2,618,113	173.44	128.59	(449.8)	193
2020	7,234,193	11,800,164	2,186,982	2,649,415	165.94	122.62	(317.2)	153

(1)
Peter Altabef was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.
2020	2021	2022	2023	2024
Michael M. Thomson	Michael M. Thomson	Debra McCann	Debra McCann	Debra McCann
Eric Hutto	Gerald P. Kenney	Michael M. Thomson	Michael M. Thomson	Michael M. Thomson
Vishal Gupta	Katherine Ebrahimi	Claudius Sokenu	Claudius Sokenu	Teresa Poggenpohl
Gerald P. Kenney	Shalabh Gupta	Katherine Ebrahimi	Katherine Ebrahimi	Kristen Prohl
Venkatapathi Puvvada	Eric Hutto	Teresa Poggenpohl	Teresa Poggenpohl
Jeffrey E. Renzi		Gerald P. Kenney
(2)
The amounts shown for “Compensation Actually Paid” have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the amount shown in the “Total” column set forth in the Summary Compensation Table with certain adjustments as described in footnote 3 below.

(3)
“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the “Change in Pension Value” reported in the Summary Compensation Table. Amounts in the “Inclusion of Pension Service Cost” are based on the service cost for services rendered during the applicable year.
Year	Summary Compensation Table Total for Peter Altabef ($)	Exclusion in Pension Value for Peter Altabef ($)	Exclusion of Stock Awards for Peter Altabef ($)	Inclusion of Pension Service Cost for Peter Altabef ($)	Inclusion of Equity Values for Peter Altabef ($)	Compensation Actually Paid to Peter Altabef ($)
2024	6,881,762	0	(2,188,870)	0	2,675,765	7,368,657
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,898,025	0	(911,563)	0	1,086,387	3,072,849
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Peter Altabef ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Peter Altabef ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Peter Altabef ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Peter Altabef ($)	Total-Inclusion of Equity Values for Peter Altabef ($)
2024	2,598,745	123,708	(46,688)	0	2,675,765
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,082,257	23,345	(19,215)	0	1,086,387

(4)
The Peer Group TSR set forth in this table utilizes the Standard & Poor’s 500 Information Technology Services Index (“S&P 500 IT Services Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 IT Services Index, respectively.

(5)
We determined non-GAAP operating profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Non-GAAP Operating Profit is defined as GAAP Operating Income excluding pretax post-retirement expense, pretax charges in connection with cost-reduction activities, non-operational legal reserves, loss on debt exchange transactions and other non-operational income/expense. Non-GAAP Operating Profit is subject to adjustment by the CEO and the CHRC of the Board for special items related to discontinued operations, reorganizations, restructurings or significant non-operational items. For a discussion and reconciliation of our GAAP measures to non-GAAP measures, please see Appendix A to this Proxy Statement and the earnings release attached as Exhibit 99.1 to our Current Report on Form 8-K furnished with the SEC on February 18, 2025 (but such report shall not be deemed to be incorporated by reference to this Proxy Statement).

Company Selected Measure Name	Non-GAAP Operating Profit
Named Executive Officers, Footnote
(1)
Peter Altabef was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.
2020	2021	2022	2023	2024
Michael M. Thomson	Michael M. Thomson	Debra McCann	Debra McCann	Debra McCann
Eric Hutto	Gerald P. Kenney	Michael M. Thomson	Michael M. Thomson	Michael M. Thomson
Vishal Gupta	Katherine Ebrahimi	Claudius Sokenu	Claudius Sokenu	Teresa Poggenpohl
Gerald P. Kenney	Shalabh Gupta	Katherine Ebrahimi	Katherine Ebrahimi	Kristen Prohl
Venkatapathi Puvvada	Eric Hutto	Teresa Poggenpohl	Teresa Poggenpohl
Jeffrey E. Renzi		Gerald P. Kenney

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Standard & Poor’s 500 Information Technology Services Index (“S&P 500 IT Services Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 IT Services Index, respectively.

PEO Total Compensation Amount	$ 6,881,762	$ 6,133,408	$ 7,092,737	$ 8,059,535	$ 7,234,193
PEO Actually Paid Compensation Amount	$ 7,368,657	6,129,859	(28,601)	8,248,348	11,800,164
Adjustment To PEO Compensation, Footnote
(3)
“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the “Change in Pension Value” reported in the Summary Compensation Table. Amounts in the “Inclusion of Pension Service Cost” are based on the service cost for services rendered during the applicable year.
Year	Summary Compensation Table Total for Peter Altabef ($)	Exclusion in Pension Value for Peter Altabef ($)	Exclusion of Stock Awards for Peter Altabef ($)	Inclusion of Pension Service Cost for Peter Altabef ($)	Inclusion of Equity Values for Peter Altabef ($)	Compensation Actually Paid to Peter Altabef ($)
2024	6,881,762	0	(2,188,870)	0	2,675,765	7,368,657
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Peter Altabef ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Peter Altabef ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Peter Altabef ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Peter Altabef ($)	Total-Inclusion of Equity Values for Peter Altabef ($)
2024	2,598,745	123,708	(46,688)	0	2,675,765

Non-PEO NEO Average Total Compensation Amount	$ 2,898,025	2,333,051	1,772,221	2,877,154	2,186,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,072,849	1,774,167	524,628	2,618,113	2,649,415
Adjustment to Non-PEO NEO Compensation Footnote
(3)
“Compensation Actually Paid” reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the “Exclusion of Stock Awards” column are the totals from the “Stock Awards” columns set forth in the Summary Compensation Table. Amounts in the “Exclusion of Change in Pension Value” column reflect the amounts attributable to the “Change in Pension Value” reported in the Summary Compensation Table. Amounts in the “Inclusion of Pension Service Cost” are based on the service cost for services rendered during the applicable year.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,898,025	0	(911,563)	0	1,086,387	3,072,849
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,082,257	23,345	(19,215)	0	1,086,387

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial and Non-Financial Performance Measures
The following list presents the three most important performance measures, as determined by the Company, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed year. Non-GAAP Operating Profit is the most important financial measure used to link compensation actually paid to Company performance. Except for non-GAAP operating profit, the other performance measures set forth below are not ranked by relative importance. Pursuant to SEC rules, the information in this “Pay Versus Performance Disclosure” section shall not be deemed to be incorporated by reference into any Company filing under the Securities Act or Exchange Act unless expressly incorporated by specific reference in such filing.
•
Non-GAAP operating profit

•
Relative total stockholder return

•
Revenue

Total Shareholder Return Amount	$ 53.37	47.39	43.09	173.44	165.94
Peer Group Total Shareholder Return Amount	158.59	140.5	104.76	128.59	122.62
Net Income (Loss)	$ (193,200,000)	$ (427,100,000)	$ (104,900,000)	$ (449,800,000)	$ (317,200,000)
Company Selected Measure Amount	176	141	159	193	153
PEO Name	Peter Altabef
Equity Awards Adjustments, Footnote
The amounts in the “Inclusion of Equity Values” columns in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Peter Altabef ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Peter Altabef ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Peter Altabef ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Peter Altabef ($)	Total-Inclusion of Equity Values for Peter Altabef ($)
2024	2,598,745	123,708	(46,688)	0	2,675,765
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total-Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	1,082,257	23,345	(19,215)	0	1,086,387

Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP operating profit
Non-GAAP Measure Description
(5)
We determined non-GAAP operating profit to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. Non-GAAP Operating Profit is defined as GAAP Operating Income excluding pretax post-retirement expense, pretax charges in connection with cost-reduction activities, non-operational legal reserves, loss on debt exchange transactions and other non-operational income/expense. Non-GAAP Operating Profit is subject to adjustment by the CEO and the CHRC of the Board for special items related to discontinued operations, reorganizations, restructurings or significant non-operational items. For a discussion and reconciliation of our GAAP measures to non-GAAP measures, please see Appendix A to this Proxy Statement and the earnings release attached as Exhibit 99.1 to our Current Report on Form 8-K furnished with the SEC on February 18, 2025 (but such report shall not be deemed to be incorporated by reference to this Proxy Statement).

Measure:: 2
Pay vs Performance Disclosure
Name	Relative total stockholder return
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,188,870)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,675,765
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,598,745
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,708
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,688)
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(911,563)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,086,387
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,082,257
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,345
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,215)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0